Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth certain information regarding the compensation of our NEOs in comparison to different financial performance measures.

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for First PEO (b)(1)	Compensation Actually Paid to First PEO (c)(1) (2)	Summary Compensation Table Total for Second PEO (b)(1)	Compensation Actually Paid for Second PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid for Non-PEO NEOs (e)(1)(2)	Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)	Net Income (Loss) (h)(4)	Company- Selected Measure: Revenue (i)(5)
2025	$6,454,507	$7,368,825	N/A	N/A	$2,783,495	$4,014,782	$160	$134	$111,075,000	$443,386,000
2024	$7,154,323	$14,137,740	N/A	N/A	$2,670,411	$3,542,822	$128	$119	$64,623,000	$376,024,000
2023	$5,418,627	$11,257,628	N/A	N/A	$2,366,876	$3,506,499	$111	$107	$67,372,000	$388,788,000
2022	$11,672,287	$11,549,710	$9,519,644	$(5,788,968)	$3,091,638	$(66,111)	$83	$91	$(295,880,000)	$438,933,000
2021	N/A	N/A	$11,266,837	$6,106,157	$4,351,075	$2,273,331	$91	$115	$(55,457,000)	$391,212,000

(1) Paul E. Davis is listed as our “First PEO” and served as our PEO in 2025, 2024 and 2023 and also for the last quarter of 2022, following the Separation. Jon Kirchner is listed as our “Second PEO” and served as our PEO for all of 2021 and the first three quarters of 2022, prior to Separation. For 2025, 2024 and 2023, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes and Dana Escobar. For 2022, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation non-PEO NEOs includes initial equity award grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.

(2) The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

First PEO
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (b))	N/A	$11,672,287	$5,418,627	$7,154,323	$6,454,507
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	$10,119,620	$4,205,746	$5,893,530	$4,526,022
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	$11,246,057	$6,127,669	$7,553,891	$6,087,748
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	$(1,177,348)	$3,929,284	$5,443,314	$1,324,583
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	$(71,666)	$109,982	$(119,911)	$(1,971,990)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	$—	$122,188	$349	$—
=	Compensation Actually Paid (column (c))		$11,549,710	$11,257,628	$14,137,740	$7,368,825

Second PEO
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (b))	$11,266,837	$9,519,644	N/A	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$9,926,690	$8,491,646	N/A	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$7,039,185	$1,399,078	N/A	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,287,824)	$(8,093,722)	N/A	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	N/A	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,649	$(122,322)	N/A	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$—	N/A	N/A	N/A
=	Compensation Actually Paid (column (c))	$6,106,157	$(5,788,968)	N/A	N/A	N/A

Non-PEO NEO Average
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (d))	$4,351,075	$3,091,638	$2,366,876	$2,670,411	$2,783,495
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$3,560,617	$2,533,681	$1,724,409	$1,948,935	$1,796,730
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,684,150	$1,062,294	$2,515,988	$2,487,297	$2,310,317
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,202,795)	$(777,596)	$313,275	$375,528	$638,009
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,518	$(565,915)	$34,768	$(41,480)	$79,692
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$342,852	$—	$—	$—
=	Compensation Actually Paid (column (e))	$2,273,331	$(66,111)	$3,506,499	$3,542,822	$4,014,782

(3) For each of the Covered Years, TSR for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2020. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the pre-Separation product business of $0, $0, $0, $(434,272,000) and $(123,440,000) for the years ended December 31, 2025, 2024 and 2023, the nine months ended September 30, 2022 and the year ended December 31, 2021, respectively. Therefore, net income from continuing operations for all such periods was $111,075,000, $64,623,000, $67,372,000, $138,392,000 and $67,983,000, respectively.

(5) We consider TSR as our most important financial performance measures used to link compensation actually paid to our Company performance for 2025. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, revenue has been selected as our Company-Selected Measure since it is included in our Incentive Compensation Program and as a metric in our PSU awards granted prior to 2025. The Company’s selected measure of revenue excludes $366,730,000 and $486,484,000 of revenue attributable to the pre-Separation product business for the nine months ended September 30, 2022 and the year ended December 31, 2021. The revenue attributable to the pre-Separation product business was a factor in measuring the Second PEO’s performance for all such periods.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote			Paul E. Davis is listed as our “First PEO” and served as our PEO in 2025, 2024 and 2023 and also for the last quarter of 2022, following the Separation. Jon Kirchner is listed as our “Second PEO” and served as our PEO for all of 2021 and the first three quarters of 2022, prior to Separation. For 2025, 2024 and 2023, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes and Dana Escobar. For 2022, our non-PEO NEOs consisted of Keith A. Jones, Kevin Tanji, Dr. Mark Kokes, Dana Escobar, Robert Andersen, Samir Armaly, and Geir Skaaden. For 2021, our non-PEO NEOs consisted of Robert Andersen, Samir Armaly, Matt Milne, and Geir Skaaden. The total compensation for 2022 of our First PEO and post-Separation non-PEO NEOs includes initial equity award grants, sign-on bonuses and other compensation that we do not anticipate recurring in future years.
Peer Group Issuers, Footnote			For each of the Covered Years, TSR for the Company and the Peer Group was calculated based on a deemed fixed investment of $100 for the period starting at market close on December 31, 2020. For purposes of this PVP, our selected Peer Group consists of the Russell 2000 Index, an independently prepared market capitalization weighted index. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time. (4) Net income (loss) is presented on a consolidated basis and therefore includes net loss attributable to the pre-Separation product business of $0, $0, $0, $(434,272,000) and $(123,440,000) for the years ended December 31, 2025, 2024 and 2023, the nine months ended September 30, 2022 and the year ended December 31, 2021, respectively. Therefore, net income from continuing operations for all such periods was $111,075,000, $64,623,000, $67,372,000, $138,392,000 and $67,983,000, respectively.
Adjustment To PEO Compensation, Footnote	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

First PEO
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (b))	N/A	$11,672,287	$5,418,627	$7,154,323	$6,454,507
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	N/A	$10,119,620	$4,205,746	$5,893,530	$4,526,022
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	N/A	$11,246,057	$6,127,669	$7,553,891	$6,087,748
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	N/A	$(1,177,348)	$3,929,284	$5,443,314	$1,324,583
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	$(71,666)	$109,982	$(119,911)	$(1,971,990)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	$—	$122,188	$349	$—
=	Compensation Actually Paid (column (c))		$11,549,710	$11,257,628	$14,137,740	$7,368,825

Second PEO
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (b))	$11,266,837	$9,519,644	N/A	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$9,926,690	$8,491,646	N/A	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$7,039,185	$1,399,078	N/A	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,287,824)	$(8,093,722)	N/A	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	N/A	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$14,649	$(122,322)	N/A	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$—	N/A	N/A	N/A
=	Compensation Actually Paid (column (c))	$6,106,157	$(5,788,968)	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount			$ 2,783,495	$ 2,670,411	$ 2,366,876	$ 3,091,638	$ 4,351,075
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,014,782	3,542,822	3,506,499	(66,111)	2,273,331
Adjustment to Non-PEO NEO Compensation Footnote	The values included in columns (c) and (e) reflect the amount set forth in columns (b) and (d), respectively, for each Covered Year, with the following adjustments in accordance with Item 402(v) of Regulation S-K.

Non-PEO NEO Average
		2021	2022	2023	2024	2025
	Summary Compensation Table - Total Compensation (column (d))	$4,351,075	$3,091,638	$2,366,876	$2,670,411	$2,783,495
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$3,560,617	$2,533,681	$1,724,409	$1,948,935	$1,796,730
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$2,684,150	$1,062,294	$2,515,988	$2,487,297	$2,310,317
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(1,202,795)	$(777,596)	$313,275	$375,528	$638,009
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,518	$(565,915)	$34,768	$(41,480)	$79,692
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	$342,852	$—	$—	$—
=	Compensation Actually Paid (column (e))	$2,273,331	$(66,111)	$3,506,499	$3,542,822	$4,014,782

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Financial Performance Measures

The financial performance measures listed below are our unranked most important financial performance measures used to link PEO and non-PEO CAP to our Company performance in 2025.

•
TSR
•
Revenue
•
Non-GAAP Operating Expenses (excluding litigation)

Total Shareholder Return Amount			$ 160	128	111	83	91
Peer Group Total Shareholder Return Amount			134	119	107	91	115
Net Income (Loss)			$ 111,075,000	$ 64,623,000	$ 67,372,000	$ (295,880,000)	$ (55,457,000)
Company Selected Measure Amount			443,386,000	376,024,000	388,788,000	438,933,000	391,212,000
Additional 402(v) Disclosure			We consider TSR as our most important financial performance measures used to link compensation actually paid to our Company performance for 2025. As TSR is already required to be disclosed in the PVP Table in accordance with Item 402(v) of Regulation S-K, revenue has been selected as our Company-Selected Measure since it is included in our Incentive Compensation Program and as a metric in our PSU awards granted prior to 2025. The Company’s selected measure of revenue excludes $366,730,000 and $486,484,000 of revenue attributable to the pre-Separation product business for the nine months ended September 30, 2022 and the year ended December 31, 2021. The revenue attributable to the pre-Separation product business was a factor in measuring the Second PEO’s performance for all such periods.
Measure:: 1
Pay vs Performance Disclosure
Name			TSR
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Operating Expenses (excluding litigation)
Measure:: 4
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Paul E. Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,454,507	$ 7,154,323	$ 5,418,627	$ 11,672,287
PEO Actually Paid Compensation Amount			$ 7,368,825	$ 14,137,740	$ 11,257,628	11,549,710
PEO Name	Paul E. Davis		Paul E. Davis	Paul E. Davis	Paul E. Davis
Jon Kirchner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						9,519,644	$ 11,266,837
PEO Actually Paid Compensation Amount						(5,788,968)	$ 6,106,157
PEO Name		Jon Kirchner					Jon Kirchner
PEO | Paul E. Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (4,526,022)	$ (5,893,530)	$ (4,205,746)	(10,119,620)
PEO | Paul E. Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,087,748	7,553,891	6,127,669	11,246,057
PEO | Paul E. Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,324,583	5,443,314	3,929,284	(1,177,348)
PEO | Paul E. Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,971,990)	(119,911)	109,982	(71,666)
PEO | Paul E. Davis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(349)	(122,188)
PEO | Jon Kirchner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,491,646)	$ (9,926,690)
PEO | Jon Kirchner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,399,078	7,039,185
PEO | Jon Kirchner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(8,093,722)	(2,287,824)
PEO | Jon Kirchner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(122,322)	14,649
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,796,730)	(1,948,935)	(1,724,409)	(2,533,681)	(3,560,617)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,310,317	2,487,297	2,515,988	1,062,294	2,684,150
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			638,009	375,528	313,275	(777,596)	(1,202,795)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 79,692	$ (41,480)	$ 34,768	(565,915)	$ 1,518
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ (342,852)